CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,160,058	$ 41,055	$ 16,000
Operating expenses:
Direct project costs	(374,231)	(14,000)	0
Staff costs and employee benefits	(120,875)	0	0
Operating lease expenses	(18,350)	0	0
Professional Fees	(107,792)	(48,486)	(14,464)
Other general and administrative expenses	(61,495)	(12,864)	(1,583)
Total Operating Expenses	(682,743)	(75,350)	(16,047)
Income (Loss) from operations	477,315	(34,295)	(47)
Other income
Gain on debt forgiveness	36,680	0	0
Income (Loss) before income taxes	513,995	(34,295)	(47)
Income taxes expense	(83,922)	0	0
Net Income (Loss)	430,073	(34,295)	(47)
Other Comprehensive income
Foreign currency translation adjustment	(19)	0	0
Comprehensive income	$ 430,054	$ (34,295)	$ (47)
Earnings (Loss) per share
Earnings (Loss) per share: Basic	$ 0.05	$ (0.00)	$ (0.00)
Earnings (Loss) per share: diluted	$ 0.05	$ (0.00)	$ (0.00)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding: Basic	8,092,000	8,067,182	6,088,232
Weighted average number of ordinary shares outstanding: diluted	8,092,000	8,067,182	6,088,232